Consolidated Statements of Income (Loss) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUE (note 24)	$ 5,495.0	$ 4,256.7
EXPENSES
Cost of sales, exclusive of items shown separately	3,227.1	2,455.3
Operating and administrative	1,298.7	1,129.0
Accretion expenses (note 17)	5.1	10.9
Depreciation and amortization (notes 8 and 9)	438.0	394.0
Provisions on assets (note 6)	415.8	728.7
Total expenses	5,384.7	4,717.9
Income from equity investments (note 14)	141.1	47.9
Other income (note 27)	908.1	0.9
Foreign exchange gains (losses)	(1.0)	4.5
Interest expense	(345.8)	(309.0)
Income (loss) before income taxes	812.7	(716.9)
Income tax expense (recovery) (note 20)
Current	63.3	24.4
Deferred	(90.9)	(287.6)
Net income (loss) after taxes	840.3	(453.7)
Net income (loss) applicable to non-controlling interests	6.8	(18.6)
Net income (loss) applicable to controlling interests	833.5	(435.1)
Preferred share dividends	(68.5)	(66.6)
Gain on redemption of preferred shares (note 25)	3.5	0.0
Net income (loss) applicable to common shares	$ 768.5	$ (501.7)
Net income (loss) per common share (note 26)
Basic (per share)	$ 2.78	$ (2.25)
Diluted (per share)	$ 2.77	$ (2.25)
Weighted average number of common shares outstanding (millions) (note 26)
Basic (shares)	276.9	222.6
Diluted (shares)	277.4	222.6